Description of Plan - Vesting (Details) - Mayville Engineering Company, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
Description of Plan
Vesting percentage	100.00%
Vesting period	2 years
Vesting percentage during termination	100.00%